Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14– RELATED PARTY TRANSACTIONS

The Company records transactions with various related parties. These related party balances as of June 30, 2024 and December 31, 2023 and transactions for the six months ended June 30, 2024 and 2023 are identified as follows:

(1)	Related parties

Name of Related Party	Relationship to the Company
Mr. Hengfang Li	Chief Executive Officer and Chairman of the Board of Directors, and shareholder of the Company
Q Green Techcon Private Limited	Owned by the minority shareholder of REIT India
Shexian Ruibo	The Company owns 41.67% equity interest in Shexian Ruibo
Hunyuan Baiyang Food Co., Ltd.	An entity controlled by Mr. Hengfang Li
Handan Ruisheng Construction Material Technology Co., Ltd.	An entity controlled by Shexian Ruibo
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd.	Hainan Yile IoT owns 45% ownership interest in this company
Shexian Ruida	An entity controlled by Shexian Ruibo

(2)	Due from related parties

As of June 30, 2024 and December 31, 2023, the balance of due from related parties was as follows:

	As of June 30, 2024	As of December 31, 2023
Due from related parties
Mr. Hengfang Li	$72,082	$358,659

(3)	Accounts receivable from related parties

Accounts receivable from related parties consisted of the following:

	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Shexian Ruibo	$26,232	$26,851
Hunyuan Baiyang Food Co., Ltd.	35,157	35,986
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd.	44,305	45,351
Total accounts receivable from related parties	$105,694	$108,188

The balance of the accounts receivable as of June 30, 2024 from related parties was outstanding as of the date of issuance of these financial statements.

(4)	Advance to suppliers, related party

Advance to suppliers, related party, consisted of the following:

	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Shexian Ruibo*	$1,450,543	$1,796,831
Shexian Ruida	39,563	-
Handan Ruisheng Construction Material Technology Co., Ltd.	10,877	11,134
Total	$1,500,983	$1,807,965

*	The balance represents the Company’s purchase advances for eco-friendly materials and equipment supplied by Shexian Ruibo.

(5)	Accounts payable to related parties

Accounts payable to related parties consisted of the following:

	As of June 30, 2024	As of December 31, 2023
Shexian Ruibo	$-	$3,080

(6)	Sales to related parties

Sales to related parties consisted of the following:

	For the Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Sales to a related party
Q Green Techcon Private Limited	218,631	210,864

Cost of revenue associated with the sales to the related party amounted to $141,624 and $359,398 for the six months ended June 30, 2024 and 2023, respectively.

(7)	Purchases from related parties

Purchases from related parties consisted of the following:

	For the Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Purchase from a related party
Shexian Ruibo	$232,016	$359,398

(7)	Equity grants

On March 12, 2023, the Company issued an aggregate of 6,700 common shares to directors under the 2022 Share Incentive Plan.